As filed with the Securities and Exchange Commission on November 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03445

The Merger Fund
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 100.88%
COMMON STOCKS - 58.86% (e)
AEROSPACE & DEFENSE - 2.81%
DigitalGlobe, Inc. (a)	243,806	$8,594,162
Orbital ATK, Inc.	41,828	5,569,816
Rockwell Collins, Inc.	483,340	63,177,371
		77,341,349
ALTERNATIVE CARRIERS - 1.21%
Level 3 Communications, Inc. (a)	623,104	33,205,212
APPLICATION SOFTWARE - 0.68%
Micro Focus International plc - ADR (a)	587,247	18,733,179
ASSET MANAGEMENT & CUSTODY BANKS - 1.97%
Fortress Investment Group LLC Class A	6,779,701	54,034,217
BROADCASTING - 1.60%
Scripps Networks Interactive, Inc. Class A	511,160	43,903,532
COMMUNICATIONS EQUIPMENT - 0.53%
Brocade Communications Systems, Inc.	1,222,057	14,603,581
DATA PROCESSING & OUTSOURCED SERVICES - 0.10%
MoneyGram International, Inc. (a)	166,982	2,690,080
DIVERSIFIED CHEMICALS - 6.21%
DowDuPont, Inc.	1,156,488	80,063,665
Huntsman Corporation	3,303,841	90,591,320
		170,654,985
DRUG RETAIL - 0.01%
Rite Aid Corporation (a)	149,016	292,071
FERTILIZERS & AGRICULTURAL CHEMICALS - 1.15%
Monsanto Company	263,745	31,601,926
HEALTH CARE EQUIPMENT - 6.11%
C.R. Bard, Inc.	523,496	167,780,468
HEALTH CARE SUPPLIES - 1.88%
Alere, Inc. (a)	1,010,532	51,527,027
HOUSEWARES & SPECIALTIES - 1.27%
Newell Brands, Inc.	819,765	34,979,373
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.50%
Calpine Corporation (a)	2,799,209	41,288,333
INTERNET & DIRECT MARKETING RETAIL - 0.03%
HSN, Inc.	23,404	913,926
INVESTMENT COMPANIES - 0.70%
Electrum Special Acquisition Corporation (a)(b)	296,519	3,039,320
Federal Street Acquisition Corporation (a)(f)	128,720	1,327,103
Forum Merger Corporation (a)	284,888	2,920,102
Modern Media Acquisition Corporation (a)(f)	477,700	4,669,518
Pensare Acquisition Corporation (a)	708,822	7,322,131
		19,278,174
MOVIES & ENTERTAINMENT - 8.78%
Time Warner, Inc.	2,354,187	241,186,458
MULTI-LINE INSURANCE - 1.74%
American International Group, Inc.	780,499	47,914,834
OIL & GAS EXPLORATION & PRODUCTION - 3.35%
Rice Energy, Inc. (a)	3,178,042	91,972,536
OIL & GAS STORAGE & TRANSPORTATION - 2.31%
Columbia Pipeline Group, Inc. (a)(d)(g)(j)	2,276,354	58,822,399
Veresen, Inc. (b)	309,131	4,637,894
		63,460,293
PAPER PACKAGING - 1.40%
Sealed Air Corporation	898,800	38,396,736
REGIONAL BANKS - 0.13%
Home BancShares, Inc.	87,115	2,197,041
MainSource Financial Group, Inc.	841	30,158
Southwest Bancorp, Inc.	44,828	1,235,012
		3,462,211

REITs - 0.34%
Starwood Property Trust, Inc.	424,863	9,228,024
RESEARCH & CONSULTING SERVICES - 2.36%
The Advisory Board Company (a)	1,208,986	64,831,874
SEMICONDUCTORS - 6.87%
NXP Semiconductors NV (a)(b)	1,669,016	188,749,019
SPECIALTY CHEMICALS - 1.41%
Ashland Global Holdings, Inc.	590,600	38,619,334
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.29%
Hewlett Packard Enterprise Company	4,276,300	62,904,373
TRADING COMPANIES & DISTRIBUTORS - 0.12%
Neff Corporation Class A (a)	133,163	3,329,075
TOTAL COMMON STOCKS (Cost $1,555,916,171)		1,616,882,200

CLOSED-END FUNDS - 10.54% (a)(e)
Altaba, Inc.	4,370,827		289,523,580
TOTAL CLOSED-END FUNDS (Cost $199,098,048)			289,523,580

CONTINGENT VALUE RIGHTS - 0.04% (a)(e)(g)
Casa Ley, S.A. de C.V.	1,713,496		916,720
Media General, Inc.	891,153		49,013
Property Development Centers LLC	1,713,496		25,703
TOTAL CONTINGENT VALUE RIGHTS (Cost $431,892)			991,436

RIGHTS - 0.01% (a)(e)(f)
Modern Media Acquisition Corporation	477,700		181,526
TOTAL RIGHTS (Cost $206,542)			181,526

WARRANTS - 0.00% (a)(e)(f)
Modern Media Acquisition Corporation	238,850		128,979
TOTAL WARRANTS (Cost $110,156)			128,979

	Principal Amount
BANK LOANS - 0.14% (f)
Bass Pro Group LLC
6.334% (USD 3 Month LIBOR + 5.000%), 09/25/2024	$4,047,000		3,822,715
TOTAL BANK LOANS (Cost $4,021,706)			3,822,715

CONVERTIBLE BONDS - 0.26% (e)(f)
Brocade Communications Systems, Inc.
1.375%, 1/1/2020	7,044,000		7,066,012
TOTAL CONVERTIBLE BONDS (Cost $7,110,320)			7,066,012

CORPORATE BONDS - 6.18% (f)
Alere, Inc.
6.500%, 6/15/2020 (e)	17,951,000		18,310,020
Caesars Entertainment Resort Properties LLC
11.000%, 10/1/2021 (e)	14,905,000		15,892,456
Caesars Growth Properties Holdings LLC
9.375%, 5/1/2022 (e)	6,372,000		6,905,655
Energy Future Intermediate Holding Company LLC
11.000%, 10/1/2021 (h)	2,012,922		2,883,511
11.750%, 3/1/2022 (h)(i)	9,065,688		13,893,167
IASIS Healthcare LLC
8.375%, 5/15/2019 (e)	22,303,000		22,400,576
Rice Energy, Inc.
6.250%, 5/1/2022 (e)	24,048,000		25,160,220
Rite Aid Corporation
6.750%, 6/15/2021	247,000		256,571
6.125%, 4/1/2023 (e)(i)	3,991,000		3,896,214
Terraform Global Operating, LLC
9.750%, 8/15/2022 (e)(i)	27,248,000		30,381,520
Tribune Media Company
5.875%, 7/15/2022 (e)	2,033,000		2,124,485
West Corporation
5.375%, 7/15/2022 (e)(i)	27,320,000		27,661,500
TOTAL CORPORATE BONDS (Cost $169,842,918)			169,765,895

	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.03%
SPDR S&P 500 ETF Trust
Expiration: October 2017, Exercise Price: $255.00	2,135	$53,637,605	59,780
Expiration: November 2017, Exercise Price: $254.00	4,246	106,672,258	713,328
			773,108
PURCHASED PUT OPTIONS - 0.08%
American International Group, Inc.
Expiration: October 2017, Exercise Price: $55.00	926	5,684,714	3,704
Expiration: October 2017, Exercise Price: $57.50	7,936	48,719,104	79,360
Ashland Global Holdings, Inc.
Expiration: October 2017, Exercise Price: $55.00	5,548	36,278,372	55,480
AT&T, Inc.
Expiration: October 2017, Exercise Price: $37.00	17,149	67,172,633	274,384
DowDuPont, Inc.
Expiration: October 2017, Exercise Price: $77.50 (f)(l)	3,103	21,482,069	31,030
Expiration: December 2017, Exercise Price: $62.50	5,137	35,563,451	290,240
Hewlett Packard Enterprise Company
Expiration: November 2017, Exercise Price: $16.00 (f)(m)	41,239	60,662,569	536,107
Huntsman Corporation
Expiration: November 2017, Exercise Price: $21.00	28,462	78,042,804	213,465
Expiration: November 2017, Exercise Price: $22.00	2,607	7,148,394	19,553
Expiration: November 2017, Exercise Price: $24.00	1,969	5,398,998	39,380
Sealed Air Corporation
Expiration: October 2017, Exercise Price: $39.00	8,988	38,396,736	67,410
SPDR S&P 500 ETF Trust
Expiration: November 2017, Exercise Price: $245.00	4,246	106,672,258	581,702
VanEck Vectors Semiconductor ETF
Expiration: November 2017, Exercise Price: $86.00	2,270	21,183,640	163,440
			2,355,255
TOTAL PURCHASED OPTIONS (Cost $9,481,218)			3,128,363

	Principal Amount
ESCROW NOTES - 0.06% (a)(d)(g)
AMR Corporation	$1,243,406	1,771,854
TOTAL ESCROW NOTES (Cost $679,555)		1,771,854

	Shares
SHORT-TERM INVESTMENTS - 24.68%
MONEY MARKET FUNDS - 20.91% (c)(e)
First American Government Obligations Fund, Institutional Share Class, 0.89%	129,142,423	129,142,423
JPMorgan Prime Money Market Fund, Institutional Share Class, 1.24%	41,223,640	41,238,184
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 0.92%	134,704,000	134,704,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 0.90%	134,704,000	134,704,000
The Government & Agency Portfolio, Institutional Share Class, 0.93%	134,704,000	134,704,000
		574,492,607
	Principal Amount
U.S. TREASURY BILLS - 3.77% (e)(f)
United States Treasury Bill
0.94%, 10/26/2017	$17,010,000	16,999,425
0.95%, 11/02/2017	100,000	99,918
0.94%, 11/09/2017	4,500,000	4,495,473
1.00%, 11/24/2017	14,200,000	14,179,382
1.00%, 11/30/2017	1,600,000	1,597,432
1.03%, 12/07/2017	2,900,000	2,894,789
1.02%, 12/21/2017	8,000,000	7,982,350
1.07%, 12/28/2017	2,600,000	2,593,497
1.08%, 01/04/2018	900,000	897,614
1.06%, 01/11/2018	5,800,000	5,783,706
1.07%, 01/25/2018	10,000,000	9,967,098
1.01%, 02/15/2018	1,000,000	995,898
1.05%, 02/22/2018	3,700,000	3,683,821
1.02%, 03/01/2018	5,900,000	5,872,646
1.09%, 03/08/2018	2,300,000	2,288,509
1.10%, 03/15/2018	9,600,000	9,549,237
1.11%, 03/22/2018	1,700,000	1,690,599
1.12%, 03/29/2018	12,100,000	12,030,002
		103,601,396
TOTAL SHORT-TERM INVESTMENTS (Cost $678,099,049)		678,094,003
TOTAL LONG INVESTMENTS (Cost $2,624,997,575) - 100.88%		2,771,356,563
	Shares
SHORT INVESTMENTS - (20.03)%
COMMON STOCKS - (20.03)%
AEROSPACE & DEFENSE - (0.69)%
MacDonald, Dettwiler and Associates Ltd. (b)	(76,360)	(4,378,123)
United Technologies Corporation	(126,861)	(14,726,025)
		(19,104,148)
AIRLINES - (0.11)%
American Airlines Group, Inc.	(65,211)	(3,096,870)
BROADCASTING - (0.27)%
Discovery Communications, Inc. Class C	(371,267)	(7,521,869)
DATA PROCESSING & OUTSOURCED SERVICES - (3.28)%
Vantiv, Inc., Class A (f)	(1,274,353)	(89,994,809)
HEALTH CARE EQUIPMENT - (1.90)%
Becton, Dickinson and Company	(265,770)	(52,077,632)
HEALTH CARE TECHNOLOGY - (0.07)%
Evolent Health, Inc. Class A	(111,152)	(1,978,506)
INDUSTRIAL GASES - (0.11)%
Praxair, Inc. (f)	(21,769)	(3,067,252)
INTEGRATED TELECOMMUNICATION SERVICES - (1.29)%
AT&T, Inc.	(581,223)	(22,766,505)
CenturyLink, Inc.	(670,028)	(12,663,529)
		(35,430,034)
INTERNET & DIRECT MARKETING RETAIL - (0.03)%
Liberty Interactive Corporation Class A	(38,747)	(913,267)
INTERNET SOFTWARE & SERVICES - (9.50)%
Alibaba Group Holding Ltd. - ADR	(1,511,826)	(261,107,468)
OIL & GAS EXPLORATION & PRODUCTION - (2.53)%
EQT Corporation	(1,063,930)	(69,410,793)
OIL, GAS & CONSUMABLE FUELS - (0.13)%
Pembina Pipeline Corporation (b)	(98,057)	(3,441,801)
REGIONAL BANKS - (0.12)%
First Financial Bancorp	(1,166)	(30,491)
Home BancShares, Inc.	(87,115)	(2,197,040)
Simmons First National Corporation Class A	(17,495)	(1,012,961)
		(3,240,492)

TOTAL COMMON STOCKS
(Proceeds $415,697,385)	(550,384,941)
TOTAL SHORT INVESTMENTS
(Proceeds $415,697,385) - (20.03)%	(550,384,941)
TOTAL NET INVESTMENTS
(Cost $2,209,300,190) - 80.85%	2,220,971,622
OTHER ASSETS IN EXCESS OF LIABILITIES - 19.15%	526,192,331
TOTAL NET ASSETS - 100.00%	$2,747,163,953

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (o) on the schedule of investments for more information.
(g)	Level 3 Security. Please see footnote (o) on the schedule of investments for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2017, these securities represent 2.76% of total net assets.
(j)	Restricted security. Please see footnote (o) on the schedule of investments for more information. As of September 30, 2017, these securities represented 2.14% of total net assets.
(k)	A step-up bond pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of September 30, 2017.
(l)	128 shares per contract.
(m)	As the result of a corporate action on the underlying holding, the option's underlying security is 100 shares of Hewlett Packard Enterprise Company, 13 shares of Micro Focus International plc and cash in lieu of fractional shares.
(n)	As of September 30, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows*:

	Investments	Securities Sold Short	Written Options	Forward Currency Contracts	Swap Contracts(2)	Total Portfolio
Tax Cost (1)	$2,624,997,575	$(415,697,385)	$(20,971,109)	$-	$-	$2,188,329,081

Gross unrealized appreciation	167,191,966	5,130,782	5,015,436	194,398	16,400,953	193,933,535
Gross unrealized depreciation	(20,832,978)	(139,818,338)	(11,202,817)	(11,037,459)	(7,810,144)	(190,701,736)
Net unrealized appreciation (depreciation)	$146,358,988	$(134,687,556)	$(6,187,381)	$(10,843,061)	$8,590,809	$3,231,799

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.
(2) Unrealized appreciation and depreciation for swap contracts includes accrued interest.

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual report.

(o)	Investment Valuation
The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board of Trustees of the Fund (the "Board" or "Trustees"). These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies, including money market funds, are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument's amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the "Valuation Group"), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sales. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2017. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,552,063,180	$5,996,621	$58,822,399	$1,616,882,200
Closed End Funds	289,523,580	-	-	289,523,580
Contingent Value Rights	-	-	991,436	991,436
Rights	-	181,526	-	181,526
Warrants	-	128,979	-	128,979
Bank Loans	-	3,822,715	-	3,822,715
Convertible Bonds	-	7,066,012	-	7,066,012
Corporate Bonds	-	169,765,895	-	169,765,895
Purchased Option Contracts	2,561,226	567,137	-	3,128,363
Escrow Notes	-	-	1,771,854	1,771,854
Short-Term Investments	574,492,607	103,601,396	-	678,094,003
Swap Contracts**	-	8,590,809	-	8,590,809
Total	$2,418,640,593	$299,721,090	$61,585,689	$2,779,947,372

Liabilities
Short Common Stock*	$457,322,880	$93,062,061	$-	$550,384,941
Written Option Contracts	18,881,145	8,277,345	-	27,158,490
Forward Currency Exchange Contracts**	-	10,843,061	-	10,843,061
Total	$476,204,025	$112,182,467	$-	$588,386,492

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund's pricing procedures. At September 30, 2017, the value of these securities was $61,585,689. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (o). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

 There were no transfers between levels during the nine months ended September 30, 2017. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2016	$185,723,846	$930,150	$1,678,598	$188,332,594
Purchases on Investments	-	431,892	-	431,892
(Sales) of Investments	(109,986,068)	-	-	(109,986,068)
Realized (Gain) Loss	(9,741,042)	(244,752)	-	(9,985,794)
Transfers Into Level 3	-	-	-	-
(Transfer Out) of Level 3	-	-	-	-
Change in Unrealized Appreciation (Depreciation)	(7,174,337)	(125,854)	93,256	(7,206,935)
Balance as of September 30, 2017	$58,822,399	$991,436	$1,771,854	$61,585,689

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at September 30, 2017 totals $(7,206,935).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of September 30, 2017 are as follows:

Description	Fair Value at September 30, 2017	Valuation Technique	Unobservable Input
Common Stock	$ 58,822,399	Discounted Cash Flow Model	Discount Rates Terminal Value Cash Flow Projections

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At September 30, 2017, the value of these investments was $2,763,290. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (o).

(p)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2017.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2017 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedules of Investments	$3,128,363	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	27,158,490
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	-	Schedule of Forward Currency Exchange Contracts	10,843,061
Swap Contracts	Schedule of Swap Contracts	8,590,809	Schedule of Swap Contracts	-
Total		$11,719,172		$38,001,551

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
September 30, 2017 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
CALL OPTIONS WRITTEN
American International Group, Inc.
Expiration: October 2017, Exercise Price: $60.00	1,606	$9,859,234	$290,686
Expiration: October 2017, Exercise Price: $62.50	2,318	14,230,202	92,720
Ashland Global Holdings, Inc.
Expiration: October 2017, Exercise Price: $60.00	2,326	15,209,714	1,290,930
Expiration: October 2017, Exercise Price: $65.00	3,580	23,409,620	447,500
AT&T, Inc.
Expiration: October 2017, Exercise Price: $38.00	498	1,950,666	58,266
Expiration: October 2017, Exercise Price: $41.00	13,036	51,062,012	52,144
DowDuPont, Inc.
Expiration: October 2017, Exercise Price: $82.50 (a)(b)	3,103	21,482,069	1,940,275
Expiration: December 2017, Exercise Price: $70.00	4,268	29,547,364	704,220
Hewlett Packard Enterprise Company
Expiration: November 2017, Exercise Price: $17.00 (a)(c)	381	560,451	85,725
Expiration: November 2017, Exercise Price: $18.00 (a)(c)	42,382	62,343,922	6,251,345
Huntsman Corporation
Expiration: November 2017, Exercise Price: $24.00	28,462	78,042,804	10,246,320
Expiration: November 2017, Exercise Price: $25.00	2,607	7,148,394	716,925
Expiration: November 2017, Exercise Price: $27.00	1,969	5,398,998	246,125
Monsanto Company
Expiration: October 2017, Exercise Price: $115.00	2,401	28,768,782	1,176,490
Orbital ATK, Inc.
Expiration: November 2017, Exercise Price: $135.00	418	5,566,088	14,630
Sealed Air Corporation
Expiration: October 2017, Exercise Price: $43.00	4,693	20,048,496	305,045
Expiration: October 2017, Exercise Price: $44.00	4,295	18,348,240	118,112
SPDR S&P 500 ETF Trust
Expiration: October 2017, Exercise Price: $247.00	2,135	53,637,605	1,096,323
Expiration: November 2017, Exercise Price: $250.00	4,246	106,672,258	1,766,336
			26,900,117
PUT OPTIONS WRITTEN
NXP Semiconductors NV
Expiration: December 2017, Exercise Price: $110.00	15	169,635	1,200
SPDR S&P 500 ETF Trust
Expiration: November 2017, Exercise Price: $235.00	3,397	85,342,831	200,423
VanEck Vectors Semiconductor ETF
Expiration: November 2017, Exercise Price: $78.00	2,270	21,183,640	56,750
			258,373
TOTAL OPTIONS WRITTEN
(Premiums received $20,971,109)			$27,158,490

ETF	- Exchange-Traded Fund
(a)	Level 2 security. Please see Footnote (o) on the schedule of investments for more information.
(b)	128 shares per contract.
(c)
  As the result of a corporate action on the underlying holding, the option's underlying security is 100 shares of Hewlett Packard Enterprise Company, 13 shares of Micro Focus International plc and cash in lieu of fractional shares.

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS
September 30, 2017 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2017	Currency to be Received		September 30, 2017	(Depreciation)*
10/12/2017	JPM	5,937,640	CAD	$ 4,759,143	4,741,924	USD	$ 4,741,924	$ (17,219)
2/20/2018	JPM	231,367,620	DKK	37,080,533	36,874,030	USD	36,874,030	(206,503)
10/16/2017	JPM	12,563,038	EUR	14,862,052	14,798,451	USD	14,798,451	(63,601)
11/15/2017	JPM	56,028	EUR	66,390	66,522	USD	66,522	132
11/21/2017	JPM	12,952,446	GBP	17,394,939	16,859,548	USD	16,859,548	(535,391)
11/21/2017	JPM	28,216	USD	28,216	21,523	GBP	28,905	689
12/20/2017	JPM	110,389,043	GBP	148,309,112	138,450,193	USD	138,450,193	(9,858,919)
12/20/2017	JPM	8,747,513	USD	8,747,513	6,621,406	GBP	8,895,945	148,432
12/27/2017	JPM	3,796,323	GBP	5,101,713	4,838,454	USD	4,838,454	(263,259)
1/3/2018	JPM	26,063,970	GBP	35,033,772	34,986,350	USD	34,986,350	(47,422)
				$ 271,383,383			$ 260,540,322	$ (10,843,061)

CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
JPM	- JPMorgan Chase & Co., Inc.
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receiveable (payable).

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
September 30, 2017 (Unaudited)

Counterparty	Security	Maturity Date	Pay/Receive Total Return on Reference Entity	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Booker Group plc	6/21/2018	Pay	0.300% +3 Month LIBOR	Quarterly	8,398,944	$ 19,526,369	$ 3,531,430
BAML	Linde AG	7/28/2018	Pay	0.350% +1 Month LIBOR	Monthly	297,129	57,770,328	4,165,266
JPM	Luxottica Group S.p.A	5/10/2018	Pay	0.400% +3 Month LIBOR	Quarterly	2,804	163,420	(6,825)
JPM	Nets A/S	9/27/2018	Pay	0.800% +3 Month LIBOR	Quarterly	1,402,228	35,963,074	338,401
JPM	Paysafe Group plc	8/30/2018	Pay	0.300% +3 Month LIBOR	Quarterly	4,417,622	34,472,680	5,641
BAML	SFR Group SA	8/11/2018	Pay	0.350% +1 Month LIBOR	Monthly	365,770	14,880,401	22,711
JPM	Sky plc	12/12/2017	Pay	0.300% +3 Month LIBOR	Quarterly	9,655,522	118,461,373	(160,865)
BAML	Veresen, Inc.	6/21/2018	Pay	0.400% +1 Month LIBOR	Monthly	717,761	9,896,213	866,964
GS	Worldpay Group plc	9/7/2018	Pay	0.500% + 3 Month LIBOR	Quarterly	1,114,544	6,017,089	61,400
JPM	Worldpay Group plc	7/7/2018	Pay	0.300% +3 Month LIBOR	Quarterly	20,437,287	105,276,348	6,178,220

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Essilor International SA	5/10/2018	Receive	(0.400)% +3 Month LIBOR	Quarterly	(1,292)	(168,251)	8,365
BAML	Pembina Pipeline Corporation	6/22/2018	Receive	(0.400)% +1 Month LIBOR	Monthly	(209,036)	(6,750,567)	(582,031)
BAML	Praxair, Inc.	7/28/2018	Receive	(0.400)% +1 Month LIBOR	Monthly	(435,588)	(58,231,273)	(3,127,266)
JPM	Tesco plc	6/21/2018	Receive	(0.359)% +3 Month LIBOR	Quarterly	(7,228,836)	(15,366,359)	(2,755,590)
GS	Vantiv, Inc. Class A	9/7/2018	Receive	(0.350)% + 3 Month LIBOR	Quarterly	(74,897)	(5,287,728)	9,736
JPM	Vantiv, Inc. Class A	8/30/2018	Receive	(0.600)% +3 Month LIBOR	Quarterly	(82,582)	(5,852,933)	35,252
								$ 8,590,809
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Item 2. Controls and Procedures.

(a) The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial
Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merger Fund

By (Signature and Title  /s/ Michael T. Shannon
                                           Michael T. Shannon, Co-President

Date                                         November 13, 2017

By (Signature and Title) /s/ Roy Behren
                                           Roy Behren, Co-President and Treasurer

Date                                         November 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                             Michael T. Shannon, Co-President

Date                                         November 13, 2017

By (Signature and Title)* /s/ Roy Behren
                                              Roy Behren, Co-President and Treasurer

Date                                         November 13, 2017

* Print the name and title of each signing officer under his or her signature.